BUSINESS INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business information
Total revenues	$ 128,651	$ 98,728	$ 374,855	$ 257,091	$ 411,386	$ 385,871	$ 268,024
Total assets	352,189		352,189		443,463	402,668	204,929
United States
Business information
Total revenues	102,099	79,955	291,818	211,735	331,743	302,852	224,689
Total assets	268,023		268,023		359,072	333,064	157,342
Rest of world
Business information
Total revenues	26,552	18,773	83,037	45,356	79,643	83,019	43,335
Total assets	$ 84,166		$ 84,166		$ 84,391	$ 69,604	$ 47,587